UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21782

Small Cap Value Fund, Inc.
(Exact name of registrant as specified in charter)

8150 N. Central Expressway  #101     Dallas, Texas  75206
(Address of principal executive offices)

Laura S. Adams
8150 N. Central Expressway  #101     Dallas, Texas 75206
(Name and address of agent for service)

Registrants telephone number, including area code:  800-704-6072

Date of fiscal year end:  December 31

Date of Reporting Period:  June 30, 2007


























Item 1.  Report to Shareholders.



SMALL CAP VALUE FUND, INC.



SEMI-ANNUAL REPORT
JUNE 30, 2007




Small Cap Value Fund, Inc.
8150 N. Central Expressway  #101
Dallas, Texas 75206
1-800-704-6072



Dear shareholders of Small Cap Value Fund, Inc.,

As of June 30, 2007, the Net Asset Value of the Fund was 27.44, up from
24.58 at the beginning of the year. This resulted in a gain of 11.68% for the first half of the year, versus a gain of 8.56% for the S&P 600 Index.

We continue to see exceptional investment opportunities in the small cap area and thus are very optimistic and excited about the potential of the Fund.


Sincerely,


Steven Adams
Portfolio Manager












SMALL CAP VALUE FUND, INC.
EXPENSES
JUNE 30, 2007

As a shareholder of the Fund you incur ongoing costs including management fees and other operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period to June 30, 2007.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,500 account value divided by $1,000 equals 8.5), then multiply this result by the number in the first line under the heading ?Expenses Paid During Period? to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund?s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund?s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees.
Therefore, the second line of the table is useful in comparing ongoing costs only.

                                                          Expenses Paid
                  Beginning              Ending          During Period*
               Account Value      Account Value       December 31, 2006
           December 31, 2006      June 30, 2007        to June 30, 2007
           -----------------       -------------      -----------------

Actual            $  1,000          $ 1,058.40               $   4.99

Hypothetical**    $  1,000          $ 1,020.08               $   4.76

*Expenses are equal to the Fund?s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181 days/365 days to reflect the one-half year period
** Hypothetical return assumes 5% return before expenses.




SMALL CAP VALUE FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
JUNE 30, 2007


ASSETS
   Investment securities, at
               value(cost $19,860,085)        $21,385,283
   Cash                                            70,038
   Accrued interest                                   113
   Dividends receivable                            17,026
                                              -----------
              Total assets                     21,472,460
                                              -----------

LABILITIES
   Advisory fees payable                           16,934
                                              -----------
              Total liabilities                    16,934
                                              -----------

NET ASSETS ?
 (Equivalent to $27.44 per
  share based on 782,006 shares
   of common stock issued and outstanding;
   100,000,000 shares authorized,
   $0.001 par value                          $ 21,455,526

============

NET ASSETS CONSIST OF:
  Common stock				         $        782
  Paid-in capital                              19,457,520
  Net unrealized appreciation
   of investments                               1,522,789
  Undistributed net investment income               4,282
  Undistributed net realized gain on
   investments                                    470,153

------------
Net assets                                   $ 21,455,526
                                             ============














See accompanying notes to these financial statements.


SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2007


DESCRIPTION                                SHARES           VALUE
-----------                                ------       ------------

COMMON STOCKS ? 99.67%

Capital Goods ? 32.05%
   Arkansas Best Corp				  14400		 561,168
   A.S.V., Inc					  39700            686,016
   FreightCar America				  16000            765,440
   Georgia Gulf Corp				  37750            683,652
   H&E Equipment Services			  29005            804,599
   Insteel Industries				  34600            622,800
   Louisiana Pacific				  23500   	   444,620
   Olin Corp					  35400		   743,400
   Olympic Steel				  13000            372,580
   Schnitzer Steel Industries			   6237            299,002
   Universal Forest Products			  13000            549,380
   Worthington Industries 			  15000            324,750
								--------
							          6,875,407
Consumer Discretionary ? 22.16%
   Building Materials Holding Corp          68300            969,177
   Cavco Industries                          2918            109,483
   Furniture Brands                         37000            525,400
   Gevity                                   30996            599,153
   Jakks Pacific                            11163            314,127
   Labor Ready 				  10017              231,493
   LoJack Corp				  12300              274,167
   Mesa Air Corp				 114512	     756,924
   Pier One Imports				  60600	     514,494
   Polaris Industries 				   8495	     460,089
                                                            --------
							    4,754,507
Consumer Staples ? 4.30%
   Belo Corp                                 6600            135,894
   ExpressJet Holdings                     102000 		 609,960
   Journal Register				  39300		 176,064
                                                            --------
 							       921,918
Energy ? 7.06%
   Patterson UTI Energy				  23350            612,003
   Pioneer Drilling				  20030            298,647
   Stone Energy					  17600            602,976
								--------
							       1,513,626

Healthcare/Pharmaceutical ? 4.64%
   Hi-Tech Pharmacal                        55977            668,365
   Odyssey Healthcare				  27586            327,170
                                                            --------
                                                             995,535
- Continued -


SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS, continued
JUNE 30, 2006


DESCRIPTION                                SHARES           VALUE
-----------                                ------       ------------

Technology/Telecommunications ? 29.56%
   China BAK Battery                       142200       $    558,846
   Cogent Inc				        39000            572,910
   EarthLink					  50750            379,102
   Genesis Microchip                        60000            561,600
   Komag                                    45100          1,438,239
   OmniVision                               49800            901,878
   Palm Inc.					  20569            329,513
   Rackable Systems				  82500          1,019,700
   Western Digital				  30000            580,500
                                                            --------
                                                           6,342,288
                                                            --------

   Total common stocks (cost $19,860,085)                 21,385,281
							    --------
SHORT-TERM INVESTMENTS ? 0.33%
   Schwab Value Advantage Money Fund
        			                              70,038
                                                            --------

   Total short-term investments (cost $70,038 )               70,038
                                                            --------

Total investment securities ? 100.00% (cost $19,930,123)  21,455,319

Other assets less liabilities ? 0.00%                            207
                                                            --------

Net assets ? 100.00%                                   $  21,455,526
                                                        ============

















See accompanying notes to these financial statements.


SMALL CAP VALUE FUND, INC.
STATEMENT OF OPERATIONS (Unaudited)
For the Period December 31, 2006 through June 30, 2007



INVESTMENT INCOME:
   Dividends                                             $     68,119
   Interest                                                     3,532
   Accrued Interest                                               113
                                                         ------------
          Total investment income                              71,764

EXPENSES ?
   Advisory fees                                               67,482
                                                               ------

          Net investment income                                 4,282
   ------------

GAINS ON INVESTMENTS ?
   Net realized gain on investments                           470,153
   Net change in unrealized appreciation of securities      1,138,231
                                                         ------------
        Net realized gain and
           Unrealized loss on investments    		      1,608,384
------------

   Net increase in net assets resulting from operations  $  1,612,666
                                                         ============


























See accompanying notes to these financial statements.


SMALL CAP VALUE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)


                                       Six Months Ended      Year Ended
                                          June 30, 2007   Dec. 31, 2006

INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                    $     4.282    $     31,880
   Net realized gain on investments             470,153          20,521
   Net change in unrealized appreciation
   of securities  		                1,138,231         402,352
          				     -----------    ------------
      Net increase in net assets
  resulting from operations                   1,612,666         454,753


DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                              0        (31,880)
   Net realized gains                                 0        (20,521)
                                            -----------    ------------
         Total Distributions                          0        (52,401)

CAPITAL SHARE TRANSACTIONS                   13,763,253       4,656,402
                                            -----------    ------------

TOTAL INCREASE IN NET ASSETS                 15,375,919       5,058.754

NET ASSETS, beginning of period               6,079,608       1,020,854
                                            -----------    ------------

NET ASSETS, end of period                    21,455,526    $  6,079,608
                                            ===========    ============


















See accompanying notes to these financial statements.



SMALL CAP VALUE FUND, INC.
FINANCIAL HIGHLIGHTS


PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD
                                (Unaudited)
                                6 Mo. Ended   YEAR ENDED   PERIOD ENDED
                                6/30/07       12/31/06     12/31/05(a)
                                ----------    ---------    --------
Net asset value,
  beginning of period             $  24.58    $   19.87    $  21.21
                                  --------    ---------    --------
Income from investment
operations:
  Net investment income               0.01         0.35        0.07
  Net realized and unrealized
  gains on investments 		        2.85         4.57       (0.34)

                                  --------    ---------    --------
Total income from
  investment operations		        2.86	   4.92       (0.27)

Less distributions from:
 Net investment income                0.00       (0.13)      (0.07)
 Net realized gains                   0.00       (0.08)      (0.00)
                                  --------     ---------   --------
                                      0.00       (0.21)      (0.07)
Net asset value,
  end of period                   $  27.44    $   24.58    $  19.87
                                  ========    =========    ========

Total Return(d)                      11.68%%      24.76%      (1.09)%

Net assets, end of period      $21,455,526  $ 6,079,608   $1,020,854

Ratio of expenses to                  0.88%       0.85%        0.95%(b)
average monthly net assets (c)

Ratio of net investment income        0.93%       1.42%       (8.02)%
to average monthly net assets (b)

Portfolio turnover rate(annualized)  36.95%%      24.65%        0.00%


(a)	Calculation of per share data and ratios represents the period from December 16, 2005 (date investment operations commenced) through December 31, 2005.
(b)	Per share data has been annualized using the average number of shares outstanding.
(c)	The Fund?s actual expenses are calculated daily at 0.95% of net asset value (NAV).
(d)	Total return has not been annualized.



See accompanying notes to these financial statements.
SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS


1.	ORGANIZATION

Small Cap Value Fund, Inc. the ?Fund?) was incorporated in the State of Texas on June 16, 2005 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve growth by investing primarily in small capitalization common stocks. The Fund had no operations until June 24, 2005, when it sold 7,500 shares of its common stock to its original shareholder, Mrs. Laura S. Adams. Investment operations commenced on December 16, 2005. The effective date of the Fund?s Registration under the Securities Act of 1933 was October 27, 2005.

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at cost which approximates fair value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund?s Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statements of operations.

Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.





SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS


2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes
The Fund?s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At June 30, 2007, there were no material differences. Also, due to the timing of dividend distributions, the year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

3.	CAPITAL SHARE TRANSACTIONS
Capital Share transactions in the Fund?s $0.001 par value common stock were as follows:


                          Period from
            December 31, 2006
                     through June 30, 2007
                       -------------------
                       Shares       Amount
Shares sold           534,594    $13,763,253
Shares issued in
  reinvestment of
  dividends	             0               0
                       ------       --------
Net increase 		  534,594     13,763,253

Beginning of period   247,412      5,695,050
                      -------     ----------
End of period         782,006    $19,458,303
				  =======	 ===========


4.	INVESTMENT TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $15,995,061 and $2,598,213, respectively, for the period December 31, 2006 to June 30, 2007. There were no differences between the financial reporting basis and the income tax basis in the cost or net unrealized depreciation of the Fund?s investments as of June 30, 2007.


As of June 30, 2007, the aggregate unrealized appreciation and depreciation of investment securities was as follows:

Unrealized appreciation
$
2,242,490
Unrealized depreciation

(719,701)
Net unrealized appreciation
$

1,522,789




SMALL CAP VALUE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

5.	DISTRIBUTION TO SHAREHOLDERS
There have been no distributions in 2007 through June 30, 2007.

6.	ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund and the Advisor are under common control and the existence of that control may create operating results and financial position significantly different than if they were autonomous.

The Fund has entered into an agreement with Adams Asset Advisors, LLC (the ?Advisor?) to provide investment advisory services to the Fund. Laura S. Adams is the managing member of the Advisor and is an officer, director and shareholder of the Fund. Under the terms of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 0.95% of the Fund?s average daily net assets. The fee is computed daily and payable monthly. The Advisor has contractually agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses.

The Advisor acts as the transfer agent for the Fund.

Proxy Voting Information

Small Cap Value Fund, Inc. management is responsible for exercising the voting rights associated with the securities held by the Fund. A description of our philosophy on fulfilling this responsibility is available without charge, upon request, by calling 1-800-704-6072.


























Board of Directors Information

INDEPENDENT DIRECTORS

Name and Age        Position  Term Principal Occupation   Other Public
                                   Past five years        Directorships
------------------- --------  ---- ---------------------  -------------

Vicky L. Hubbard    Director  1 Yr Homemaker since 2000,  Alpha Hedge
Age 47                             Technology Mngr prior  Fund, Stock
                                                          Dividend Fund


Yolawnde F. Malone  Director  1 Yr Tax Mngr-Cain Waters,  Alpha Hedge
Age 43                             Tolleson Wealth Mgmt   Fund, Stock
                                   prior, Self Emp Tax    Dividend Fund
                                   Consultant prior

Melissa D. Gordon,  Director  1 Yr Pathologist, North     Alpha Hedge
M.D.                               Dallas Pathology       Fund, Stock
Age 43                                                    Dividend Fund

INTERESTED DIRECTORS

Laura S. Adams      Director, 1 Yr President, Adams       Alpha Hedge
Age 45              President      Asset Advisors and     Fund, Stock
                    Secretary      Index Plus Fund        Dividend Fund
                    Treasurer      since 2002, Private
                                   Investor prior






























Item 2. Code of Ethics. The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to all officers and employees of the Fund. The registrant has not made any amendments to its code of ethics or granted any waivers or exceptions to the code during the covered period.

Item 3. Audit Committee Financial Expert. The entire Board of Directors, in effect, acts as the audit committee. The Board has two financial experts serving on the Board. Laura Adams and Yolawnde Malone are the financial experts. Mrs. Adams is an ?interested? Director and Mrs. Malone is an ?independent? Director.

Item 4. Principal Accountant fees and services. As part of the Registrants contract with the Investment Advisor of the Fund, the Investment Advisor is responsible for paying all accountant and related audit fees as part of the Advisory fee paid by the Fund.

Item 5. Audit Committee of listed Registrants. (Not applicable for semi-annual reports)

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of proxy voting policies and procedures for closed-
end management investment companies.   (Not applicable)

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.  Not Applicable to open-end investment companies.

Item 9. Purchase of equity securities by closed-end management investment companies. (Not applicable)

Item 10.  Submission of Matters to a vote of security holders.  (None)

Item 11.  Controls and Procedures

a)	    The Fund?s president has concluded that the Fund?s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission?s rules and forms, based upon such officers? evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

b)	    There were no significant changes or corrective actions with regard to deficiencies or material weaknesses in the Fund?s internal controls or in other factors that could significantly affect the Fund?s internal controls subsequent to the date of their evaluation.






Item 12.  Exhibits.

a)	(1)Code of Ethics-Not applicable for semi-annual reports.
(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached

b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002- Attached








Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Value Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  8/01/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and dates indicated.

Small Cap Value Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  8/01/07